UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2014

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 0.9%
Ducommun, Inc.*	74,388	$1,943,758

Airlines - 1.9%
Skywest, Inc.	350,706	4,285,627

Auto Components - 0.3%
Gentex Corp.	27,103	788,426

Automobiles - 0.2%
Toyota Motor Corp. (ADR)	3,312	396,314

Banks - 5.9%
East West Bancorp, Inc.	89,065	3,116,384
PrivateBancorp, Inc.	145,217	4,220,006
SVB Financial Group*	16,078	1,875,017
Umpqua Holdings Corp.	214,163	3,837,801
		13,049,208

Biotechnology - 2.2%
PDL BioPharma, Inc.	506,662	4,904,488

Capital Markets - 0.5%
E*Trade Financial Corp.*	48,156	1,023,797

Chemicals - 2.0%
Minerals Technologies, Inc.	67,852	4,449,734

Commercial Services & Supplies - 6.1%
Deluxe Corp.	108,757	6,370,985
Unifirst Corp.	66,757	7,076,242
		13,447,227

Communications Equipment - 3.5%
Comtech Telecommunications Corp.	69,492	2,594,136
Harris Corp.	67,968	5,148,576
		7,742,712

Consumer Finance - 2.1%
Nelnet, Inc.	111,251	4,609,129

Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.*	58,905	2,707,863

Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	36,503	2,117,174

Electronic Equipment & Instruments - 10.2%
Anixter International, Inc.	5,697	570,099
Arrow Electronics, Inc.*	42,916	2,592,556
Benchmark Electronics, Inc.*	303,390	7,730,377
PC Connection, Inc.	15,010	310,407
Plexus Corp.*	100,518	4,351,424
Sanmina Corp.*	306,143	6,973,938
		22,528,801

Energy Equipment & Services - 2.5%
Dresser-Rand Group, Inc.*	23,979	1,528,182
Exterran Holdings, Inc.	90,622	4,077,084
		5,605,266

Food & Staples Retailing - 3.2%
Casey's General Stores, Inc.	94,301	6,628,417
SpartanNash Co.	17,716	372,213
		7,000,630

Health Care Equipment & Supplies - 5.2%
Becton Dickinson and Co.	67,673	8,005,716
Medtronic, Inc.	307	19,574
Mindray Medical International Ltd. (ADR)	112,142	3,532,473
		11,557,763

Health Care Providers & Services - 2.1%
Ensign Group, Inc.	34,683	1,077,948
Magellan Health, Inc.*	56,206	3,498,261
		4,576,209

Hotels, Restaurants & Leisure - 2.2%
Texas Roadhouse, Inc.	185,117	4,813,042

Household Durables - 1.2%
Panasonic Corp. (ADR)	212,269	2,585,436

Insurance - 10.5%
American Financial Group, Inc.	53,338	3,176,811
FBL Financial Group, Inc.	51,565	2,371,990
Fidelity National Financial, Inc.	17,475	572,481
Kemper Corp.	172,230	6,348,398
PartnerRe Ltd.	12,427	1,357,153
Platinum Underwriters Holdings Ltd.	83,356	5,405,637
Symetra Financial Corp.	106,744	2,427,359
The Navigators Group, Inc.*	24,307	1,629,784
		23,289,613

IT Services - 9.0%
CSG Systems International, Inc.	13,518	352,955
DST Systems, Inc.	84,955	7,830,302
TeleTech Holdings, Inc.*	253,515	7,349,400
Unisys Corp.*	182,711	4,520,270
		20,052,927

Machinery - 2.9%
AGCO Corp.	4,695	263,953
Barnes Group, Inc.	144,714	5,577,278
LB Foster Co.	7,036	380,788
Twin Disc, Inc.	3,489	115,311
		6,337,330

Marine - 3.6%
Knightsbridge Tankers Ltd.	74,069	1,051,039
Matson, Inc.	255,889	6,868,061
		7,919,100

Media - 3.0%
McClatchy Co.*	274,844	1,525,384
Regal Entertainment Group	196,375	4,143,513
Time Warner Cable, Inc.	7,107	1,046,861
Time Warner, Inc.	703	49,386
Time, Inc.*	88	2,128
		6,767,272

Metals & Mining - 2.8%
Olympic Steel, Inc.	45,866	1,135,184
Worthington Industries, Inc.	115,874	4,987,217
		6,122,401

Oil, Gas & Consumable Fuels - 0.3%
Energy XXI Bermuda Ltd.	30,834	728,607

Paper & Forest Products - 0.8%
PH Glatfelter Co.	65,645	1,741,562

Personal Products - 1.3%
USANA Health Sciences, Inc.*	36,272	2,834,294

Pharmaceuticals - 0.0%
Roche Holding AG (ADR)	730	27,229

Professional Services - 3.1%
ICF International, Inc.*	73,987	2,616,180
Insperity, Inc.	62,861	2,074,413
Navigant Consulting, Inc.*	131,417	2,293,227
		6,983,820

Real Estate Investment Trusts - 0.3%
CareTrust REIT, Inc.*	34,683	686,723

Specialty Retail - 4.3%
ANN, Inc.*	70,722	2,909,503
Brown Shoe Co., Inc.	234,013	6,695,112
		9,604,615

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	46,819	1,426,107

Total Equity Securities (Cost $172,189,333)		214,654,204

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14 (b)(i)(r)	$651,905	649,767

Total High Social Impact Investments (Cost $651,905)		649,767

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.083%, 7/1/14	6,183,517	6,183,517

Total Time Deposit (Cost $6,183,517)		6,183,517

TOTAL INVESTMENTS (Cost $179,024,755) - 100.0%		221,487,488
Other assets and liabilities, net - 0.0%		(48,941)
NET ASSETS - 100%		$221,438,547

(b) This security was valued under the direction of the Board of Directors. See Note A.

(i) Restricted securities represent 0.3% of net assets for the Small Cap Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14	7/1/10	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 93.7%	SHARES	VALUE
Australia - 0.3%
Ceramic Fuel Cells Ltd.*	28,531,883	$358,698

Austria - 1.9%
Zumtobel AG	89,725	2,095,615

Brazil - 4.2%
Cosan Ltd.	349,400	4,737,864

Canada - 6.8%
Brookfield Renewable Energy Partners LP	33,339	984,885
Canadian Solar, Inc.*	70,293	2,197,359
Capstone Infrastructure Corp.	718,184	2,858,879
TransAlta Renewables, Inc.	147,104	1,609,305
		7,650,428

China - 4.5%
China Longyuan Power Group Corp.	1,494,000	1,619,241
China Suntien Green Energy Corp. Ltd.	10,316,000	3,354,234
		4,973,475

Denmark - 0.8%
Novozymes A/S, Series B	17,741	889,689

France - 4.3%
Albioma	68,326	1,739,875
Cie de Saint-Gobain	33,198	1,872,754
SunPower Corp.*	28,560	1,170,389
		4,783,018

Germany - 6.9%
Capital Stage AG	555,666	2,799,501
CENTROTEC Sustainable AG	27,984	696,311
PNE Wind AG	656,715	2,656,767
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie*	86,318	1,536,847
		7,689,426

Hong Kong - 2.4%
GCL-Poly Energy Holdings Ltd.*	8,066,000	2,685,093

India - 0.3%
Greenko Group plc*	117,983	336,004

Ireland - 5.6%
Eaton Corp. plc	81,280	6,273,190

Italy - 4.2%
Enel Green Power SpA	751,335	2,127,175
Prysmian SpA	112,884	2,549,971
		4,677,146

Netherlands - 2.2%
Koninklijke Philips NV	77,839	2,469,653

Spain - 4.7%
Abengoa SA B Shares	107,738	568,165
EDP Renovaveis SA	354,839	2,641,737
Iberdrola SA	262,593	2,007,103
		5,217,005

United Kingdom - 4.1%
Dialight plc	48,825	743,681
Johnson Matthey plc	16,710	886,031
Renewables Infrastructure Group Ltd.:
C Shares*	369,231	652,077
Common	1,269,043	2,311,728
		4,593,517

United States - 39.8%
Advanced Energy Industries, Inc.*	161,076	3,100,713
Ameresco, Inc.*	358,928	2,523,264
Calgon Carbon Corp.*	133,090	2,971,900
Covanta Holding Corp.	177,207	3,652,236
Cree, Inc.*	79,003	3,946,200
FuelCell Energy, Inc.*	363,044	871,306
Itron, Inc.*	60,130	2,438,271
Johnson Controls, Inc.	107,401	5,362,532
MYR Group, Inc.*	64,708	1,639,054
NextEra Energy, Inc.	27,091	2,776,286
NextEra Energy Partners LP*	15,000	20,106
Owens Corning	65,421	2,530,484
Quanta Services, Inc.*	90,506	3,129,697
Regal-Beloit Corp.	30,970	2,433,003
Rockwood Holdings, Inc.	18,696	1,420,709
Solazyme, Inc.*	144,978	1,707,841
SunEdison, Inc.*	127,575	2,883,195
Veeco Instruments, Inc.*	27,634	1,029,643
		44,436,440

Virgin Islands, British - 0.7%
Wasion Group Holdings Ltd.	978,000	736,942

Total Equity Securities (Cost $94,799,606)		104,603,203

CLOSED-END FUNDS - 4.0%
Foresight Solar Fund Ltd.*	1,079,149	1,850,447
Greencoat UK Wind plc	1,419,426	2,579,600

Total Closed-End Funds (Cost $4,012,353)		4,430,047

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$2,223,851	2,223,851

Total Time Deposit (Cost $2,223,851)		2,223,851

TOTAL INVESTMENTS (Cost $101,035,810) - 99.7%		111,257,101
Other assets and liabilities, net - 0.3%		374,765
NET ASSETS - 100%		$111,631,866

* Non-income producing security.

Abbreviations:
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

EQUITY SECURITIES - 96.2%	SHARES	VALUE
Australia - 0.7%
ALS Ltd.	484,095	$4,042,673

Brazil - 4.8%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,295,329	24,605,927
Cia de Saneamento de Minas Gerais-COPASA	151,800	2,789,935
		27,395,862

Canada - 7.1%
Capstone Infrastructure Corp.	3,115,858	12,403,312
EnerCare, Inc.	1,424,538	16,264,804
Pure Technologies Ltd.	1,733,197	11,607,136
		40,275,252

Finland - 1.0%
Kemira OYJ	356,438	5,704,499

France - 6.4%
Suez Environnement SA	1,109,380	21,232,763
Veolia Environnement SA	807,682	15,386,599
		36,619,362

Israel - 0.6%
Amiad Water Systems Ltd.	782,040	3,665,137

Japan - 5.8%
Ebara Corp.	4,370,000	27,614,534
Organo Corp.	1,019,270	5,203,027
		32,817,561

Mexico - 1.0%
Empresas ICA SAB de CV*	2,867,000	5,588,043

Netherlands - 1.0%
Arcadis NV	163,093	5,620,016

Switzerland - 4.0%
Sulzer AG	160,239	22,477,005

United Kingdom - 18.9%
Pentair plc	308,415	22,242,890
Rotork plc	123,894	5,658,121
Severn Trent plc	258,425	8,539,892
Travis Perkins plc	1,017,522	28,508,111
United Utilities Group plc	936,018	14,120,937
Wolseley plc	516,723	28,309,061
		107,379,012

United States - 44.9%
A.O. Smith Corp.	254,303	12,608,343
AECOM Technology Corp.*	392,589	12,641,366
Aegion Corp.*	665,081	15,476,435
American Water Works Co., Inc.	229,864	11,366,775
Badger Meter, Inc.	74,800	3,938,220
Calgon Carbon Corp.*	1,150,088	25,681,465
California Water Service Group	238,193	5,764,271
Danaher Corp.	290,676	22,884,921
Flowserve Corp.	304,193	22,616,750
Franklin Electric Co., Inc.	150,304	6,061,760
HD Supply Holdings, Inc.*	1,154,615	32,779,520
Itron, Inc.*	7,294	295,772
Mueller Water Products, Inc.	848,492	7,330,971
Nuverra Environmental Solutions, Inc.*	413,201	8,309,472
Pico Holdings, Inc.*	626,757	14,891,746
Rexnord Corp.*	729,380	20,532,047
SJW Corp.	102,578	2,790,122
Tetra Tech, Inc.	844,115	23,213,162
Xylem, Inc.	145,723	5,694,855
		254,877,973

Total Equity Securities (Cost $507,982,874)		546,462,395

TIME DEPOSIT - 3.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 7/1/14	$21,026,425	21,026,425

Total Time Deposit (Cost $21,026,425)		21,026,425

TOTAL INVESTMENTS (Cost $529,009,299) - 99.9%		567,488,820
Other assets and liabilities, net - 0.1%		601,501
NET ASSETS - 100%		$568,090,321

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014

ASSET-BACKED SECURITIES - 6.2%	PRINCIPAL AMOUNT	VALUE
Ford Credit Auto Lease Trust, 1.50%, 3/15/17 (e)	$100,000	$100,544
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	300,000	301,873
Ford Credit Floorplan Master Owner Trust, 1.82%, 1/15/18	150,000	151,122
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	322,524	332,684
Series II LLC, 4.59%, 4/20/44 (e)	98,791	101,951
Toyota Auto Receivables Owner Trust, 1.18%, 6/17/19	300,000	300,546

Total Asset-Backed Securities (Cost $1,272,275)		1,288,720

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
GRACE Mortgage Trust, 3.59%, 6/10/28 (e)(r)	400,000	381,034

Total Commercial Mortgage-Backed Securities (Cost $373,396)		381,034

CORPORATE BONDS - 48.2%
African Development Bank, 0.75%, 10/18/16	370,000	370,718
American Express Credit Corp., 0.781%, 3/18/19 (r)	350,000	351,942
American Tower Corp., 3.40%, 2/15/19	200,000	209,231
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	250,000	239,559
AT&T, Inc., 2.375%, 11/27/18	150,000	152,515
Bank of America Corp.:
1.35%, 11/21/16	200,000	200,588
4.125%, 1/22/24	100,000	103,099
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	250,000	251,227
Capital One Bank, 2.25%, 2/13/19	300,000	301,904
Cisco Systems, Inc., 2.125%, 3/1/19	300,000	302,331
Citigroup, Inc., 2.50%, 9/26/18	350,000	355,705
ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (e)	200,000	199,600
Cummins, Inc., 4.875%, 10/1/43	50,000	54,805
CVS Caremark Corp., 2.75%, 12/1/22	200,000	193,176
Ford Motor Credit Co. LLC, 1.006%, 1/17/17 (r)	300,000	302,113
General Electric Co., 2.70%, 10/9/22	345,000	338,804
Goldman Sachs Group, Inc., 2.375%, 1/22/18	250,000	253,884
Hewlett-Packard Co., 3.75%, 12/1/20	250,000	261,312
Home Depot, Inc., 2.70%, 4/1/23	100,000	97,059
International Finance Corp., 0.625%, 11/15/16	200,000	199,502
Johnson Controls, Inc., 5.00%, 3/30/20	250,000	278,290
JPMorgan Chase & Co., 3.625%, 5/13/24	250,000	251,002
Masco Corp., 5.95%, 3/15/22	226,000	249,730
Methanex Corp., 5.25%, 3/1/22	125,000	138,202
Mondelez International, Inc.:
0.745%, 2/1/19 (r)	150,000	149,664
2.25%, 2/1/19	200,000	201,369
Morgan Stanley, 1.509%, 4/25/18 (r)	350,000	356,940
Nissan Motor Acceptance Corp.:
0.934%, 9/26/16 (e)(r)	250,000	251,658
2.35%, 3/4/19 (e)	100,000	100,707
North American Development Bank, 2.40%, 10/26/22	150,000	142,821
Oracle Corp., 4.50%, 7/8/44	500,000	499,758
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	305,093
Regency Centers LP, 3.75%, 6/15/24	400,000	401,409
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	300,000	310,640
Telefonica Emisiones SAU:
3.992%, 2/16/16	100,000	104,700
3.192%, 4/27/18	200,000	209,015
Time Warner, Inc., 4.05%, 12/15/23	100,000	103,730
United Airlines, Inc., 6.75%, 9/15/15 (e)	260,000	262,275
Verizon Communications, Inc., 3.65%, 9/14/18	150,000	160,422
Vornado Realty LP, 5.00%, 1/15/22	250,000	273,844
Whirlpool Corp., 3.70%, 3/1/23	250,000	252,468
Xerox Corp., 4.25%, 2/15/15	250,000	255,757

Total Corporate Bonds (Cost $9,889,657)		9,998,568

MUNICIPAL OBLIGATIONS - 1.4%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	293,192

Total Municipal Obligations (Cost $280,369)		293,192

SOVEREIGN GOVERNMENT BONDS - 1.7%
Export Development Canada, 0.875%, 1/30/17	150,000	150,336
Kommunalbanken AS, 0.75%, 11/21/16 (e)	200,000	199,623

Total Sovereign Government Bonds (Cost $349,526)		349,959

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%
Fannie Mae:
3.11%, 7/1/23	148,031	152,122
3.50%, 8/1/99	850,000	872,313
3.00%, 12/1/99	400,000	414,562
3.50%, 12/1/99	330,000	348,872
4.00%, 12/1/99	515,000	544,914

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,327,471)		2,332,783

U.S. TREASURY OBLIGATIONS - 23.4%
United States Treasury Bonds, 3.625%, 2/15/44	455,000	480,167
United States Treasury Notes:
0.50%, 6/30/16	105,000	105,090
0.875%, 6/15/17	550,000	550,215
1.625%, 6/30/19	2,445,000	2,444,427
2.50%, 5/15/24	1,265,000	1,263,222

Total U.S. Treasury Obligations (Cost $4,821,863)		4,843,121

TIME DEPOSIT - 15.4%
State Street Bank Time Deposit, 0.083%, 7/1/14	3,200,796	3,200,796

Total Time Deposit (Cost $3,200,796)		3,200,796

TOTAL INVESTMENTS (Cost $22,515,353) - 109.4%		22,688,173
Other assets and liabilities, net - (9.4%)		(1,941,825)
NET ASSETS - 100%		$20,746,348

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	1	9/14	$137,188	($158)

Sold:
2 Year U.S. Treasury Notes	1	9/14	$219,594	($157)
5 Year U.S. Treasury Notes	1	9/14	119,461	366
10 Year U.S. Treasury Notes	19	9/14	2,378,266	7,546
Total Sold				$7,755

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: Small Cap, Global Alternative Energy, Global Water, and Green Bond, which commenced operations on October 31, 2013.  Small Cap is registered as a diversified portfolio, while Global Alternative Energy, Global Water, and Green Bond are each registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Small Cap offers five classes of shares – Classes A, B, C, I, and Y.  Global Alternative Energy and Global Water offer four classes of shares – Classes A, C, I, and Y.  Green Bond offers three classes of shares – Classes A, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Green Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are only offered through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  Global Alternative Energy and Global Water have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Closed-end funds and limited partnership units are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

 The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Small Cap	$649,767	0.3%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2014, based on the inputs used to value them:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$214,654,204	-	-	$214,654,204
Other debt obligations	-	$6,833,284	-	6,833,284
TOTAL	$214,654,204	$6,833,284	-	$221,487,488

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$104,603,203	-	-	$104,603,203
Closed-end fund	4,430,047	-	-	4,430,047
Other debt obligations	-	$2,223,851	-	2,223,851
TOTAL	$109,033,250	$2,223,851	-	$111,257,101

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$546,462,395	-	-	$546,462,395
Other debt obligations	-	$21,026,425	-	21,026,425
TOTAL	$546,462,395	$21,026,425	-	$567,488,820

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Green Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$1,288,720	-	$1,288,720
Commercial mortgage-backed securities	-	381,034	-	381,034
Corporate debt	-	9,998,568	-	9,998,568
Municipal obligations	-	293,192	-	293,192
U.S. government obligations	-	7,175,904	-	7,175,904
Other debt obligations	-	3,550,755	-	3,550,755
TOTAL	-	$22,688,173	-	$22,688,173

Other financial instruments**	$7,597	-	-	$7,597

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, Green Bond used U.S. Treasury obligation futures contracts to hedge against interest rate changes and to manage overall duration of the portfolio.  The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period from the inception of the portfolio through June 30, 2014, Green Bond invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Notes and Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 7 contracts and $355,604 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Schedules of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date.  Dividends from net investment income are paid monthly by Green Bond and annually by Small Cap, Global Alternative Energy, and Global Water.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2014 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	Small Cap	Global Alternative Energy
Federal income tax cost of investments	$179,058,913	$101,968,622
Unrealized appreciation	$43,963,539	$14,631,714
Unrealized depreciation	(1,534,964)	(5,343,235)
Net unrealized appreciation/ (depreciation)	$42,428,575	$9,288,479

	Global Water	Green Bond
Federal income tax cost of investments	$532,386,009	$22,515,353
Unrealized appreciation	$39,636,587	$173,661
Unrealized depreciation	(4,533,776)	(841)
Net unrealized appreciation/ (depreciation)	$35,102,811	$172,820

Capital Loss Carryforwards
Expiration Date:	Global Alternative Energy
30-Sep-17	($21,115,915)
30-Sep-18	(56,693,584)
30-Sep-19	(43,799,530)

No Expiration Date:
Short-term	($1,406,142)
Long-term	(67,055,125)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2014

            /s/ Michael V. Yuhas, Jr.
             Michael V. Yuhas, Jr.
            Assistant Treasurer – Principal Financial Officer

Date:    August 28, 2014